Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	$ 175	$ 159
Israel [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	62	63
Romania [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	67	83
Germany [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	$ 46	$ 13